Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income
	2020	2019
	£m	£m
Debt securities and other eligible bills	77,736	64,103
Equity securities	761	1,023
Loans and advances	191	624
Financial assets at fair value through other comprehensive income	78,688	65,750

Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income
	2020	2019
	£m	£m
Debt securities and other eligible bills	77,736	64,103
Equity securities	761	1,023
Loans and advances	191	624
Financial assets at fair value through other comprehensive income	78,688	65,750